Loans Receivable, Net (Details)						12 Months Ended
	Sep. 30, 2022	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Jan. 14, 2021 USD ($)	Oct. 20, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Oct. 20, 2023	Jun. 28, 2023	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 CNY (¥)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 14, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 20, 2020 CNY (¥)	Jun. 28, 2020 USD ($)	Jun. 28, 2020 CNY (¥)
Loans Receivable [Line Items]
Lending amount				$ 10,088	$ 496,632															$ 363,162	¥ 2,340,000	¥ 65,000			¥ 3,200,000	$ 712,854	¥ 4,840,000
Fixed interest rate						5.20%	5.20%																			5.20%	5.20%
Loan due																		$ 356,427	¥ 2,420,000				$ 356,427	¥ 2,420,000
Collection of loan		$ 63,098	¥ 400,000			$ 184,311				$ 112,644
Loan receivable balance														$ 9,137	¥ 65,000	$ 449,849	¥ 3,200,000	$ 295,213	¥ 2,100,000
Interest rate													5.20%			5.20%	5.20%	5.20%	5.20%
Maturity interest	Jan. 24, 2023			Jan. 14, 2023	Oct. 20, 2022
Interest income						$ 39,074
Subsequent Event [Member]
Loans Receivable [Line Items]
Interest rate												5.20%
Global Mofy China [Member]
Loans Receivable [Line Items]
Interest income							¥ 275,600	$ 42,456	¥ 278,221	$ 42,164	¥ 274,370